Result from Insurance Activities - Summary of Income from Insurance Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Insurance [line items]
Accrued premiums	$ 1,471,543	$ 1,585,113
Accrued losses	(332,040)	(405,501)
Production expenses	(290,839)	(280,121)
Total	$ 848,665	$ 899,491